Long-Term Loans	12 Months Ended
Dec. 31, 2020
Debt Disclosure [Abstract]
Long-Term Loans

NOTE 10:- LONG-TERM LOANS

	December 31,
	2020	2019

Long-term loans	$3,532	$2,960
Less - current maturities	(1,500)	(1,125)

	$2,032	$1,835

a.	The 2019 Viola Loan:

On March 14, 2019, the Company entered into a loan agreement with Viola Credit Five Fund Limited Partnership (“Viola”), according to which Viola will loan to the Company an aggregate principal amount of up to $3,000 (the “Viola Loan”). The Viola Loan is denominated in USD, and bears interest at an annual rate equal to the higher of 10% or twelve-month LIBOR+6.75%. The principal amount of the Viola Loan shall be repaid in 24 equal monthly payments commencing 12 months from the grant of the loan.

Interest payments shall be done on a quarterly basis, on the outstanding portion of the Viola Loan to the Company. The Viola Loan includes various securities in favor of Viola, including, among other, a floating charge on all of the Company’s assets and a fixed charge on the Company’s intellectual property.

As part of the Viola Loan, Viola also received a warrant to purchase Preferred A shares or the most senior class of Company’s shares issued in the first round of equity financing consummated following March 14, 2019, in an amount of up to $600 (the “Viola Warrants”). The Viola Warrants can be exercised for cash or on a cashless ‘net issuance’ basis (the “Cashless Mechanism”). The exercise price will be determined based on the lowest price such warrant shares were purchased. The Viola Warrants were classified as a liability.

The liability was measured both initially and in subsequent periods at fair value, with changes in fair value charged to the statements of operations as finance expenses or income.

The Company measured the fair value of the Viola Warrants using the Monte-Carlo OPM. As of December 31, 2020 and 2019, the fair value of the Viola Warrants was $442 and $112, respectively, using the following assumptions:

	December 31,
	2020	2019

Expected volatility (%)	87%	71%
Risk-free interest rate (%)	0.27%	1.69%
Expected life (in years)	4	5

The following table sets forth the changes in the Viola Warrants:

Balance as of January 1, 2019	$-
Additions during the year	100
Changes to the fair value	12

Balance as of December 31, 2019	112
Changes to the fair value	330

Balance as of December 31, 2020	$442

a.	The 2019 Viola Loan: (Cont.)

On May 2, 2020, the Company entered into an amendment to the Viola Loan (the “Viola Loan Amendment”). According to the Viola Loan Amendment, repayment of the remaining 23 payments of the loan principal was deferred until January 1, 2021, and the interest rate on the loan was reduced to a maximum of 8.5% or LIBOR plus 6.25%. The Company evaluated the amendment under ASC 470-50, “Debt - modification and extinguishment”, and concluded that the change of terms did not result in a significant and consequential changes to the economic substance of the loan and thus resulted in a modification of the loan and not extinguishment of the loan.

b.	Paycheck Protection Program Note:

On April 22, 2020, the Company signed a promissory note with Cache Valley Bank and received an unsecured loan with a principal amount of $653,000 made to the Company pursuant to the Paycheck Protection Program (the “PPP Note”) under the Coronavirus Aid, Relief, and Economic Security Act (the “CARES Act”). The PPP Note is guaranteed by the United States Small Business Administration (SBA). The PPP Note will mature two years from the above-mentioned date.

The unpaid principal balance of this PPP Note, together with all accrued interest and charges owing in connection therewith, shall be due and payable on the maturity date. The interest rate was set at 1% per year. Loan payments will be deferred for borrowers who apply for loan forgiveness until the SBA remits the borrower’s loan forgiveness amount to the lender. If a borrower does not apply for loan forgiveness, payments are deferred ten months after the end of the covered period for the borrower’s loan forgiveness (until April 2021).

The Company anticipates forgiveness of the entire amount of the PPP Note (an initial forgiveness application was submitted on February 25, 2021); however, the Company is unable to estimate the timing of the completion of the forgiveness process. Therefore, the Company has elected to classify the entire principal balance of the PPP Note within long-term loans on the balance sheet as of December 31, 2020.

The proceeds are intended to be used to fund payroll costs, including benefits, and may also be used to pay for rent, utilities, worker protection costs related to COVID-19, and certain supplier costs and expenses for operations. Under the terms of the CARES Act, the Company may be granted forgiveness for all or a portion of loan granted under the PPP, with such forgiveness to be determined, subject to limitations, based upon the use of the loan proceeds for its intended purpose.